Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about inventory

	At December 31,
	2022	2021
	(€ million)
Finished goods and goods for resale	€8,304	€5,144
Work-in-progress, raw materials and manufacturing supplies	8,781	6,019
Amount due from customers for contract work	275	198
Total Inventories	€17,360	€11,361

Disclosure of amounts due from customers for contract work
The Construction contracts, net asset/(liability) related to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31,
	2022	2021
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€826	€696
Less: Progress billings	662	552
Construction contracts, net asset/(liability)	€164	€144
Construction contract assets	275	198
Less: Construction contract liabilities (Note 23)	111	54
Construction contracts, net asset/(liability)	€164	€144

Disclosure of significant changes in contract assets and contract liabilities
Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2022, were as follows:

	At January 1, 2022	Advances received from customers	Amounts recognized within revenue	At December 31, 2022
	(€ million)
Construction contracts, net asset/(liability)	€144	€(759)	€779	€164
Changes in the Company's service contract liability for the year ended December 31, 2022, were as follows:

	At January 1, 2022	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2022
	(€ million)
Service contract liability	€3,128	€1,370	€(1,268)	€(1)	€(26)	€3,203